INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

17. INCOME TAX

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

United States

Under the current U.S. federal corporate income tax, the Company’s subsidiary in United States are subject to 21% income tax on its taxable income generated from operations in United States. The company’s subsidiaries have no taxable income for all periods presented.

British Virgin Islands

Under the current laws of the British Virgin Islands (“B.V.I.”), entities incorporated in the B.V.I. are not subject to tax on their income or capital gains.

Indonesia

Under the current laws of the Republic of Indonesia, the Company’s subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at  16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

PRC

Under the PRC Corporate Income Tax Law (“CIT Law”), preferential tax treatments will be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” (“HNTE”). Jiangsu Xiaoniu has been qualified as a HNTE and enjoys a preferential income tax rate of 15% for the fiscal years from 2021 to 2023. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Group’s other PRC subsidiaries, the VIE, and VIE’s other subsidiaries are subject to the statutory income tax rate of 25%.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of income (loss) before income taxes are as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman	(1,356,797)	(9,397,404)	(10,448,513)
Indonesia	(1,124,698)	(881,810)	(984,230)
Hong Kong S.A.R.	(7,773,553)	(6,700,069)	(14,613,793)
B.V.I.	—	—	(278,774)
PRC, excluding Hong Kong S.A.R.	199,993,770	289,836,300	(44,894,563)
Total	189,738,722	272,857,017	(71,219,873)

Income tax expense (benefit) consists of the following:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense (benefit)	39,236,745	42,715,007	(15,677,411)
Deferred income tax expense (benefit)	(18,150,489)	4,321,601	(6,079,533)
Total	21,086,256	47,036,608	(21,756,944)

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group plans to indefinitely reinvest the undistributed earnings of the Group’s PRC entities, and therefore, no provision for PRC dividend withholding tax was accrued.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	47,434,681	68,214,254	(17,804,968)
Non-PRC entities not subject to income tax	2,563,762	4,244,821	6,581,327
Research and development expenses bonus deduction	(18,776,104)	(23,328,287)	(34,910,421)
Non-deductible share-based compensation expenses	9,453,660	11,015,406	13,866,734
Other non-deductible expenses	446,051	723,768	638,898
Preferential tax rate difference	—	—	(3,075,033)
Tax filing differences	267,137	2,682,378	(3,770,720)
Change in valuation allowance	(20,302,931)	(16,515,732)	16,717,239

Actual income tax expense (benefit)	21,086,256	47,036,608	(21,756,944)
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share	—	—	0.02
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share	—	—	0.02

b)    Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	22,656,515	33,325,461
Accrued warranty	11,947,031	5,071,844
Accrued payroll and social insurance	986,755	—
Deferred revenue	12,131,023	8,470,357
Allowance for doubtful accounts	1,136,674	7,037,684
Write-downs for inventories	1,793,858	825,208
Less: Valuation allowance	(24,508,473)	(40,764,285)

Total deferred income tax assets, net	26,143,383	13,966,269

Deferred income tax liabilities
Short-term investments	859,258	60,946
Property, plant and equipment	15,369,169	9,171,103

Total deferred income tax liabilities	16,228,427	9,232,049

Net deferred income tax assets	11,907,344	6,132,499
Net deferred income tax liabilities	1,992,388	1,398,279

As of December 31, 2022, the Group had net operating loss carry forwards of RMB133,301,844 attributable to the PRC subsidiaries, the VIE and VIE’s subsidiaries. Tax losses of RMB6,303,283, nil, RMB29,986,636, RMB21,713,526 and RMB75,298,399 will expire, if unused, by 2023, 2024, 2025, 2026 and 2027, respectively.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. The valuation allowance as of December 31, 2021 and 2022 was primarily provided for the deferred income tax assets of certain PRC subsidiaries, VIE and VIE’s subsidiaries. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	62,864,281	41,219,052	24,508,473
Additions (Reversals)	(20,302,931)	(16,515,732)	16,717,239
Decrease relating to expiration of loss carry forwards	(1,342,298)	(194,847)	(461,427)

Balance at the end of the year	41,219,052	24,508,473	40,764,285

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries for the years from 2018 to 2022 are open to examination by the PRC tax authorities.